19. Financial instruments (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Notional value
Fair value	28	87
Hedge Position - Asset [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value
Fair value	57	87
Hedge Position - Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value
Fair value	(29)
Short Position (Sell) [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(955)	(883)
Fair value	(917)	(868)
Fair Value Hedge [Member] | Hedge Object (Debt) [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	955	883
Fair value	944	955
Long Position (Buy) [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	955	883
Fair value	945	955
Long Position (Buy) [Member] | Prefixed Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	127	127
Fair value	99	112
Long Position (Buy) [Member] | US$ + Fixed [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	828	756
Fair value	R$ 846	R$ 843